Supplement to the currently effective Statement of Additional Information for the following Portfolio:

--------------------------------------------------------------------------------


DWS Variable Series II

DWS Turner Mid Cap Growth VIP

The following information supplements and revises the disclosure applicable to the above-noted Portfolio in the "Management of the Fund" section of the Portfolio's Statement of Additional Information:

Compensation

Turner Investment Partners, Inc.'s ("Turner") investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is computed annually based on the one year performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers are equity owners of Turner. This compensation and ownership structure provides incentive to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's contribution to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

Portfolio Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the DWS Turner Mid Cap Growth VIP's portfolio management  team in the  Portfolio,  including  investments  by their  immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of May 31, 2006.

Name of                        Dollar Range of          Dollar Range of All DWS
Portfolio Manager          Portfolio Shares Owned          Fund Shares Owned
-----------------          ----------------------          -----------------

Tara Hedlund                         $0                            $0
Jason Schrotberger                   $0                            $0

Conflicts of Interest

In addition to managing the assets of the Portfolio, the portfolio managers may have responsibility for managing other client accounts of Turner. The tables below show for the Portfolio managed by Turner, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than a portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of May 31, 2006.

Other SEC Registered Investment Companies Managed:

------------------------------------------------------------------------------------------------------------
                            Number of
                            Registered       Total Assets of      Number of Investment    Total Assets of
Name of Portfolio           Investment          Registered       Company Accounts with   Performance-Based
Manager                     Companies      Investment Companies  Performance-Based Fee      Fee Accounts
-------                     ---------      --------------------  ---------------------      ------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 Tara Hedlund                   2              $40,000,000                 2                $40,000,000
------------------------------------------------------------------------------------------------------------
 Jason Schrotberger             6              $556,000,000                1                $27,000,000
------------------------------------------------------------------------------------------------------------

Other Pooled Investment Vehicles Managed:

------------------------------------------------------------------------------------------------------------
                                                                   Number of Pooled
                            Number of                              Investment Vehicle
                              Pooled         Total Assets of        Accounts with         Total Assets of
Name of Portfolio           Investment      Pooled Investment         Performance-       Performance-Based
Manager                      Vehicles            Vehicles              Based Fee            Fee Accounts
-------                      --------            --------              ---------            ------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 Tara Hedlund                   9              $226,000,000                0                     $0
------------------------------------------------------------------------------------------------------------
 Jason Schrotberger             10             $164,000,000                0                     $0
------------------------------------------------------------------------------------------------------------

Other Accounts Managed:

------------------------------------------------------------------------------------------------------------
                                                                    Number of Other
                                                                     Accounts with         Total Assets of
Name of Portfolio        Number of Other     Total Assets of          Performance-       Performance-Based
Manager                      Accounts         Other Accounts           Based Fee            Fee Accounts
-------                      --------         --------------           ---------            ------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
 Tara Hedlund                   0                   $0                     0                     $0
------------------------------------------------------------------------------------------------------------
 Jason Schrotberger             36            $1,800,000,000               2                $19,000,000
------------------------------------------------------------------------------------------------------------

As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Portfolio where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, related to the voting of proxies, employee personal securities trading, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.



               Please Retain This Supplement For Future Reference


August 30, 2006